SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Deferred revenues, non-current	$ 0	$ 943